INCOME TAXES (Schedule of Changes in Cumulative Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Net deferred tax assets
Net loss carry forward	$ 4,923,492	$ 3,648,316
Valuation allowance	(4,923,492)	(3,648,316)
Net deferred tax assets